RELATIONSHIP WITH PARENT AND RELATED ENTITIES - Additional Details (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Total share-based compensation expense		$ 18,322	$ 15,065
Share-Based Payment Arrangement, Tranche One
RELATED PARTY TRANSACTIONS
Award vesting period		6 months
Award vesting period, percentage		12.50%
Share-Based Payment Arrangement, Tranche Two
RELATED PARTY TRANSACTIONS
Award vesting period		42 months
Award vesting period, percentage		2.10%
Employee share purchase plan
RELATED PARTY TRANSACTIONS
Total share-based compensation expense		$ 350	84
Series of offering periods		24 months
Purchase price of common stock expressed as a percentage of its fair value		85.00%
General Corporate Overhead [Member]
RELATED PARTY TRANSACTIONS
Selling, general and administrative expenses from transactions with related party	$ 5,500		6,100
Employee Stock Purchase Plan
RELATED PARTY TRANSACTIONS
Total share-based compensation expense	14,400		15,100
Former Parent's ESPP | Employee share purchase plan
RELATED PARTY TRANSACTIONS
Total share-based compensation expense		$ 100	100
Maximum deductions, percentage		10.00%
Series of offering periods		6 months
Purchase price of common stock expressed as a percentage of its fair value		85.00%
Maximum amount of common stock purchased (in dollars)		$ 25
Research and development expenses
RELATED PARTY TRANSACTIONS
Total share-based compensation expense		10,312	9,016
Research and development expenses | Employee Stock Purchase Plan
RELATED PARTY TRANSACTIONS
Total share-based compensation expense	8,200		9,000
General and administrative expenses
RELATED PARTY TRANSACTIONS
Total share-based compensation expense		$ 8,010	6,049
General and administrative expenses | Employee Stock Purchase Plan
RELATED PARTY TRANSACTIONS
Total share-based compensation expense	$ 6,200		$ 6,100